UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust                                                                   as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 5.4%
$525	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$554,421
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	499,990
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	505,740
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	674,649
		$2,234,800
Education — 1.5%
600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), 6.00%, 10/1/29	612,450
		$612,450
Electric Utilities — 3.1%
600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	644,526
600	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	633,942
		$1,278,468
Escrowed / Prerefunded — 13.3%
600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	667,512
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,618,500
925	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	1,020,506
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,591,260
600	Philadelphia Authority for Industrial Development, (Franklin Institute), Escrowed to Maturity, 5.20%, 6/15/26	613,650
		$5,511,428
Hospital — 11.6%
750	Lancaster County, Hospital Authority, 5.50%, 3/15/26	800,160
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,311,887

$500	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	$534,455
360	Montgomery County, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	380,527
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	926,636
300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	316,308
500	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	531,975
		$4,801,948
Housing — 10.9%
1,260	Allegheny County, Residential Finance Authority, Single Family Mortgages, 5.00%, 5/1/35	1,276,796
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,217,184
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37 (1)	1,003,820
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	1,026,590
		$4,524,390
Industrial Development Revenue — 8.9%
500	New Morgan Industrial Development Authority, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	499,930
1,000	Pennsylvania Economic Development Financing Authority, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,129,890
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	511,460
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,550,449
		$3,691,729
Insured-Education — 16.4%
1,900	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,017,268
1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,015,590
1,000	Pennsylvania Higher Education Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,041,360
2,000	Pennsylvania Higher Education Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,051,100
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (University of Puerto Rico), (MBIA), Variable Rate, 7.735%, 7/1/33 (2)(3)	660,060
		$6,785,378

Insured-Electric Utilities — 5.2%
$460	Lehigh County Industrial Development Authority, Pollution Control, (FGIC), Variable Rate, 6.92%, 2/15/27 (2)(3)	$486,441
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.40%, 7/1/29 (2)(3)	701,172
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 8.41%, 7/1/29 (2)(3)	975,798
		$2,163,411
Insured-Escrowed/Prerefunded — 16.2%
1,000	Allegheny County, Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/01/10, 5.50%, 12/1/24	1,079,830
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	708,383
490	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	501,437
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,631,902
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.445%, 7/1/28 (2)(3)	644,076
2,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,156,920
		$6,722,548
Insured-General Obligations — 11.5%
1,000	Butler, Area School District, (FGIC), 0.00%, 9/15/28	363,100
1,410	McKeesport, Area School District, (FSA), 0.00%, 10/1/34	377,274
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,051,980
1,000	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (2)(3)	1,179,390
2,295	Reading, School District, (FGIC), 0.00%, 1/15/30	776,651
		$4,748,395
Insured-Hospital — 13.7%
510	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	520,445
500	Delaware County, Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	508,515
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,561,890
3,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,070,860
		$5,661,710

Insured-Special Tax Revenue — 6.2%
$1,000	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,036,550
6,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	1,526,580
		$2,563,130
Insured-Transportation — 10.4%
1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,035,700
950	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 8.33%, 1/15/23 (2)(3)	1,380,815
1,005	Philadelphia, Parking Authority, (AMBAC), 5.25%, 2/15/29	1,042,677
600	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.431%, 7/1/41 (2)(3)(4)	869,496
		$4,328,688
Insured-Water and Sewer — 8.9%
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	533,090
1,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,034,500
2,000	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31 (5)	2,101,840
		$3,669,430
Senior Living / Life Care — 7.0%
600	Bucks County Industrial Development Authority, (Pennswood), 6.00%, 10/1/27	642,228
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27(6)	702,690
500	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	514,260
500	Lancaster County, Hospital Authority, (Health Center), 5.875%, 6/1/31	528,320
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	204,322
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	304,374
		$2,896,194
Transportation — 5.3%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,244,532
165	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	165,823

$490	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$490,711
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	289,683
		$2,190,749
Total Tax-Exempt Investments — 155.5% (identified cost $59,853,289)		$64,384,846
Other Assets, Less Liabilities — (1.1)%		$(473,516)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.4)%		$(22,506,379)
Net Assets Applicable to Common Shares — 100.0%		$41,404,951

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 56.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 24.3% of total investments.

(1)	When-issued security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $6,897,248 or 16.7% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security is in default with respect to principal payments.

See notes to financial statements.

A summary of financial instruments at August 31, 2006 is as follows:

Interest Rate Swaps

At August 31, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $10,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $274,022 on August 31, 2006.

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,753,051
Gross unrealized appreciation	$4,689,662
Gross unrealized depreciation	(57,867)
Net unrealized appreciation	$4,631,795

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 19, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 19, 2006